Earnings Per Share (Schedule Of Reconciliation Of Earnings/(Loss) Per Common And Diluted Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings/(loss) per common share:
Income/(loss) per share from continuing operations available to common shareholders	$ 0.10	$ (0.11)	$ 0.47
Income/(loss) per share from discontinued operations, net of tax	$ 0	$ 0	$ 0.03
Net income/(loss) per share available to common shareholders	$ 0.10	$ (0.11)	$ 0.50
Diluted earnings/(loss) per common share:
Diluted income/(loss) per share from continuing operations available to common shareholders	$ 0.10	$ (0.11)	$ 0.47
Diluted income/(loss) per share from discontinued operations, net of tax	$ 0	$ 0	$ 0.03
Diluted income/(loss) per share available to common shareholders	$ 0.10	$ (0.11)	$ 0.50